COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
23.	COMMITMENTS AND CONTINGENCIES

Purchase commitments

The Company has commitments to purchase property and equipment and hosting services of $99,050 and $40,893, committed licensing fee payable for the licensing of game titles of $13,677 and $6,800 and commitments to invest in certain companies of $125,733 and $90,100 as of December 31, 2022 and 2023, respectively.

Minimum guarantee commitments

The Company has commitments to pay minimum guarantee of royalty fee to game developers for certain online games it licensed from those game developers. As of December 31, 2022 and 2023, the minimum guarantee commitments amounted to $45,257 and $10,400, respectively, for its launched games as well as licensed but yet to be launched games.

Others

The Company has commitments to extend credit to customers under committed facilities granted. As of December 31, 2022 and 2023, the customers can draw down on a total undrawn credit limit of $233 and $1,199, respectively, under such committed facilities.